Utility Plant (Schedule Of Future Minimum Lease Payments For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Utility Plant [Abstract]
2012	$ 6,310
2013	5,674
2014	3,358
2015	2,881
2016	2,449
Thereafter	1,194
Total minimum lease payments	$ 21,866